PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Summary of Changes in the OPEB Obligation and Changes in Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Past service cost - Plan amendments	$ 0	$ 0	$ (15)
Return on plan assets greater/(less) than discount rate	659	1,121
Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	3,792
Current service cost	85	80	85
Interest cost (income)	110	143	138
Past service cost - Plan amendments	(1)		(13)
Past service cost - Curtailments	(3)		2
Balance at end of the period	1,432	3,792
Present value of the wholly or partly funded obligation	(34)	(575)
Fair value of plan assets	6	502
Net present value of the wholly or partly funded obligation	(28)	(73)
Present value of the unfunded obligation	(1,404)	(3,719)
Net amount recognized	(1,432)	(3,792)
Other post-employment benefits and other long-term employee benefits ("OPEB") | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	4,294	4,098
Current service cost	85	80
Interest cost (income)	122	163
Past service cost - Plan amendments	(1)
Past service cost - Curtailments	3
Plan participants’ contribution	(23)	(29)
Actuarial (gain) loss	113	129
Demographic assumptions	(39)	4
Financial assumptions	266	256
Experience adjustment	(114)	(131)
Benefits paid	(208)	(242)
Divestments (note 2.3.1)	(3,024)
Foreign currency exchange rate differences and other movements	31	37
Balance at end of the period	1,438	4,294	4,098
Net amount recognized	(1,438)	(4,294)	(4,098)
Other post-employment benefits and other long-term employee benefits ("OPEB") | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(502)	(498)
Interest cost (income)	(12)	(20)
Plan participants’ contribution	23	29
Return on plan assets greater/(less) than discount rate	11	37
Employer contribution	(32)	(25)
Benefits paid	22	57
Divestments (note 2.3.1)	(489)
Foreign currency exchange rate differences and other movements	1
Balance at end of the period	(6)	(502)	(498)
Net amount recognized	6	502	498
United States | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	2,480
Current service cost	44	40	49
Interest cost (income)	79	104	103
Past service cost - Plan amendments	0		(10)
Past service cost - Curtailments	(3)		0
Balance at end of the period	28	2,480
Present value of the wholly or partly funded obligation	0	(531)
Fair value of plan assets	0	496
Net present value of the wholly or partly funded obligation	0	(35)
Present value of the unfunded obligation	(28)	(2,445)
Net amount recognized	(28)	(2,480)
United States | Other post-employment benefits and other long-term employee benefits ("OPEB") | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	2,976	2,907
Current service cost	44	40
Interest cost (income)	91	124
Past service cost - Plan amendments	0
Past service cost - Curtailments	3
Plan participants’ contribution	(23)	(29)
Actuarial (gain) loss	46	29
Demographic assumptions	(39)	(11)
Financial assumptions	170	169
Experience adjustment	(85)	(129)
Benefits paid	(131)	(170)
Divestments (note 2.3.1)	(3,024)
Foreign currency exchange rate differences and other movements	0	17
Balance at end of the period	28	2,976	2,907
Net amount recognized	(28)	(2,976)	(2,907)
United States | Other post-employment benefits and other long-term employee benefits ("OPEB") | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(496)	(491)
Interest cost (income)	(12)	(20)
Plan participants’ contribution	23	29
Return on plan assets greater/(less) than discount rate	11	37
Employer contribution	(32)	(25)
Benefits paid	21	56
Divestments (note 2.3.1)	(489)
Foreign currency exchange rate differences and other movements	0
Balance at end of the period	0	(496)	(491)
Net amount recognized	0	496	491
Canada | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	688
Current service cost	10	9	10
Interest cost (income)	19	22	21
Past service cost - Plan amendments	(1)		(1)
Past service cost - Curtailments	0		0
Balance at end of the period	742	688
Present value of the wholly or partly funded obligation	0	0
Fair value of plan assets	0	0
Net present value of the wholly or partly funded obligation	0	0
Present value of the unfunded obligation	(742)	(688)
Net amount recognized	(742)	(688)
Canada | Other post-employment benefits and other long-term employee benefits ("OPEB") | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	688	591
Current service cost	10	9
Interest cost (income)	19	22
Past service cost - Plan amendments	(1)
Past service cost - Curtailments	0
Plan participants’ contribution	0	0
Actuarial (gain) loss	41	67
Demographic assumptions	0	15
Financial assumptions	54	53
Experience adjustment	(13)	(1)
Benefits paid	(30)	(31)
Divestments (note 2.3.1)	0
Foreign currency exchange rate differences and other movements	15	30
Balance at end of the period	742	688	591
Net amount recognized	(742)	(688)	(591)
Canada | Other post-employment benefits and other long-term employee benefits ("OPEB") | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	0	0
Interest cost (income)	0	0
Plan participants’ contribution	0	0
Return on plan assets greater/(less) than discount rate	0	0
Employer contribution	0	0
Benefits paid	0	0
Divestments (note 2.3.1)	0
Foreign currency exchange rate differences and other movements	0
Balance at end of the period	0	0	0
Net amount recognized	0	0	0
Europe | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	540
Current service cost	27	28	25
Interest cost (income)	7	11	12
Past service cost - Plan amendments	0		(2)
Past service cost - Curtailments	0		2
Balance at end of the period	584	540
Present value of the wholly or partly funded obligation	(34)	(44)
Fair value of plan assets	6	6
Net present value of the wholly or partly funded obligation	(28)	(38)
Present value of the unfunded obligation	(556)	(502)
Net amount recognized	(584)	(540)
Europe | Other post-employment benefits and other long-term employee benefits ("OPEB") | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	546	531
Current service cost	27	28
Interest cost (income)	7	11
Past service cost - Plan amendments	0
Past service cost - Curtailments	0
Plan participants’ contribution	0	0
Actuarial (gain) loss	26	26
Demographic assumptions	0	0
Financial assumptions	37	25
Experience adjustment	(11)	1
Benefits paid	(37)	(37)
Divestments (note 2.3.1)	0
Foreign currency exchange rate differences and other movements	21	(13)
Balance at end of the period	590	546	531
Net amount recognized	(590)	(546)	(531)
Europe | Other post-employment benefits and other long-term employee benefits ("OPEB") | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(6)	(7)
Interest cost (income)	0	0
Plan participants’ contribution	0	0
Return on plan assets greater/(less) than discount rate	0	0
Employer contribution	0	0
Benefits paid	1	1
Divestments (note 2.3.1)	0
Foreign currency exchange rate differences and other movements	1
Balance at end of the period	(6)	(6)	(7)
Net amount recognized	6	6	7
Other | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	84
Current service cost	4	3	1
Interest cost (income)	5	6	2
Past service cost - Plan amendments	0		0
Past service cost - Curtailments	0		0
Balance at end of the period	78	84
Present value of the wholly or partly funded obligation	0	0
Fair value of plan assets	0	0
Net present value of the wholly or partly funded obligation	0	0
Present value of the unfunded obligation	(78)	(84)
Net amount recognized	(78)	(84)
Other | Other post-employment benefits and other long-term employee benefits ("OPEB") | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	84	69
Current service cost	4	3
Interest cost (income)	5	6
Past service cost - Plan amendments	0
Past service cost - Curtailments	0
Plan participants’ contribution	0	0
Actuarial (gain) loss	0	7
Demographic assumptions	0	0
Financial assumptions	5	9
Experience adjustment	(5)	(2)
Benefits paid	(10)	(4)
Divestments (note 2.3.1)	0
Foreign currency exchange rate differences and other movements	(5)	3
Balance at end of the period	78	84	69
Net amount recognized	(78)	(84)	(69)
Other | Other post-employment benefits and other long-term employee benefits ("OPEB") | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	0	0
Interest cost (income)	0	0
Plan participants’ contribution	0	0
Return on plan assets greater/(less) than discount rate	0	0
Employer contribution	0	0
Benefits paid	0	0
Divestments (note 2.3.1)	0
Foreign currency exchange rate differences and other movements	0
Balance at end of the period	0	0	0
Net amount recognized	$ 0	$ 0	$ 0